Supplemental Cash Flow Information - Miscellaneous Information (Detail) - USD ($) $ in Millions	1 Months Ended
	Jun. 30, 2016	Jul. 31, 2015	Nov. 30, 2014
Business Acquisition [Line Items]
Common units issued	21,978,022	14,402,304	6,704,888
Teekay Corporation [Member] | Petrojarl Knarr Fpso [Member] | Common Units [Member]
Business Acquisition [Line Items]
Common units issued		14,400,000
Teekay Corporation [Member] | July One Two Thousand Sixteen [Member] | Petrojarl Knarr Fpso [Member]
Business Acquisition [Line Items]
Outstanding principal balance of convertible debt		$ 300.0